UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10093

T. Rowe Price QM U.S. Bond Index Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2024

QM U.S. Bond Index Fund

Investor Class (PBDIX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Investor Class	$26	0.25%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Investor Class	Regulatory/Strategy Benchmark
2014	10,000	10,000
2015	10,284	10,292
2015	10,208	10,206
2015	10,136	10,140
2015	10,172	10,196
2016	10,237	10,275
2016	10,451	10,483
2016	10,737	10,742
2016	10,627	10,641
2017	10,407	10,425
2017	10,556	10,570
2017	10,688	10,686
2017	10,732	10,737
2018	10,649	10,649
2018	10,534	10,536
2018	10,601	10,601
2018	10,522	10,517
2019	10,879	10,888
2019	11,086	11,094
2019	11,456	11,458
2019	11,723	11,727
2020	11,947	11,938
2020	12,212	12,297
2020	12,633	12,617
2020	12,485	12,453
2021	12,574	12,502
2021	12,353	12,264
2021	12,604	12,529
2021	12,475	12,393
2022	12,214	12,131
2022	11,284	11,220
2022	11,410	11,387
2022	10,454	10,450
2023	11,115	11,117
2023	11,162	11,172
2023	10,986	11,003
2023	10,476	10,487
2024	11,335	11,350
2024	10,997	11,008
2024	11,566	11,564
2024	11,589	11,593

202411-4029887, 202412-3916265

F134-052 12/24

Average Annual Total Returns

	1 Year	5 Years	10 Years
QM U.S. Bond Index Fund (Investor Class)	10.63%	-0.23%	1.49%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-0.23	1.49

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,590,445
  Number of Portfolio Holdings1,312
  Investment Advisory Fees Paid (000s)$562
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

Investor Class (PBDIX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

QM U.S. Bond Index Fund

I Class (TSBLX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - I Class	$13	0.12%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2024

	I Class	Regulatory/Strategy Benchmark
10/5/20	500,000	500,000
10/31/20	499,510	499,336
1/31/21	503,685	501,310
4/30/21	494,517	491,756
7/31/21	505,133	502,384
10/31/21	500,091	496,949
1/31/22	489,815	486,434
4/30/22	452,684	449,898
7/31/22	457,906	456,585
10/31/22	419,259	419,015
1/31/23	446,375	445,770
4/30/23	448,396	447,974
7/31/23	441,016	441,208
10/31/23	420,694	420,507
1/31/24	455,821	455,122
4/30/24	442,395	441,397
7/31/24	465,384	463,714
10/31/24	466,491	464,854

202411-4029887, 202412-3916265

F1364-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 10/5/20
QM U.S. Bond Index Fund (I Class)	10.89%	-1.69%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-1.77

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,590,445
  Number of Portfolio Holdings1,312
  Investment Advisory Fees Paid (000s)$562
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

I Class (TSBLX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Annual Shareholder Report

October 31, 2024

QM U.S. Bond Index Fund

Z Class (TSBZX)

This annual shareholder report contains important information about QM U.S. Bond Index Fund (the "fund") for the period of November 1, 2023 to October 31, 2024. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
QM U.S. Bond Index Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  The U.S. investment-grade (IG) fixed income market generated strongly positive performance for the 12-month reporting period. U.S. Treasury yields fell meaningfully across all maturities as cooling inflation and growth data led investors to price in a faster pace of interest rate cuts by the Federal Reserve.

  Underweighting U.S. Treasuries while overweighting sectors like IG corporate bonds and commercial mortgage-backed securities added value relative to the Bloomberg U.S. Aggregate Bond Index amid solid risk appetite and robust demand for higher-yielding fixed income sectors.

  An emphasis on intermediate corporate bonds, which historically have been less volatile compared with longer-term corporates, underperformed relative to the broader corporate sector. Longer-term corporate credit outperformed compared with intermediate maturities as longer-dated corporate bonds saw strong demand from investors looking to lock in high yields.

  The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-grade bond market. Over the period, the fund added to U.S. Treasuries to have dry powder to redeploy if valuations turn more compelling. The fund also saw an increase in IG corporate credit to capture attractive yields while trimming an overweight exposure in mortgage-backed securities where valuations looked unattractive.

  The fund held interest rate derivatives during the period, which we use to manage the fund’s duration and yield curve exposures more efficiently.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2024

	Z Class	Regulatory/Strategy Benchmark
10/5/20	10,000	10,000
10/31/20	9,991	9,987
1/31/21	10,069	10,026
4/30/21	9,897	9,835
7/31/21	10,104	10,048
10/31/21	10,006	9,939
1/31/22	9,803	9,729
4/30/22	9,062	8,998
7/31/22	9,169	9,132
10/31/22	8,406	8,380
1/31/23	8,943	8,915
4/30/23	8,987	8,959
7/31/23	8,850	8,824
10/31/23	8,445	8,410
1/31/24	9,143	9,102
4/30/24	8,876	8,828
7/31/24	9,341	9,274
10/31/24	9,366	9,297

202411-4029887, 202412-3916265

F1365-052 12/24

Average Annual Total Returns

	1 Year	Since Inception 10/5/20
QM U.S. Bond Index Fund (Z Class)	10.90%	-1.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory/Strategy Benchmark)	10.55	-1.77

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,590,445
  Number of Portfolio Holdings1,312
  Investment Advisory Fees Paid (000s)$562
  Portfolio Turnover Rate78.1%

What did the fund invest in?

Credit Quality Allocation*(as a % of Net Assets)

AAA Rated	7.4%
AA Rated	6.4
A Rated	14.4
BBB Rated	13.6
BB Rated and Below	0.1
Not Rated	0.3
U.S. Treasury Securities	30.1
U.S. Government Agency Securities	26.0
Reserves	1.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. If the ratings agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Notes	19.9%
Federal National Mortgage Assn.	13.8
U.S. Treasury Bonds	10.2
Government National Mortgage Assn.	5.8
Federal Home Loan Mortgage	5.3
Federal Home Loan Mortgage Multifamily Structured PTC	1.5
UMBS	1.2
Wells Fargo	0.5
BMO Mortgage Trust	0.5
Morgan Stanley	0.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

QM U.S. Bond Index Fund

Z Class (TSBZX)

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2024	2023
Audit Fees	$33,841	$33,158
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $846,000 and $1,584,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i)  Not applicable.

(j)  Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b)  Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

October 31, 2024
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PBDIX QM U.S. Bond Index
Fund
TSBLX QM U.S. Bond Index
Fund–
.
I Class
TSBZX QM U.S. Bond Index
Fund–
.
Z Class

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.34
Investment activities
Net investment income
(1)(2)
0.38 0.33 0.24 0.21 0.27
Net realized and unrealized
gain/loss 0.57 (0.30) (2.07) (0.22) 0.46
Total from investment activities 0.95 0.03 (1.83) (0.01) 0.73
Distributions
Net investment income (0.38) (0.33) (0.24) (0.21) (0.28)
Net realized gain — — — (0.15) (0.02)
Total distributions (0.38) (0.33) (0.24) (0.36) (0.30)
NET ASSET VALUE
End of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/24 10/31/23 10/31/22 10/31/21 10/31/20
Ratios/Supplemental Data
Total return
(2)(3)
10.63% 0.21% (16.20)% (0.08)% 6.49%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.29% 0.27% 0.27% 0.23% 0.29%
Net expenses after waivers/
payments by Price Associates 0.25% 0.25% 0.25% 0.23% 0.29%
Net investment income 3.96% 3.48% 2.23% 1.82% 2.36%
Portfolio turnover rate
(4)
78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in
millions) $597 $574 $551 $1,310 $1,620
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.
(4)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.41 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.39 0.35 0.27 0.22 0.02
Net realized and unrealized
gain/loss 0.58 (0.30) (2.09) (0.20) (0.03)
(4)
Total from investment activities 0.97 0.05 (1.82) 0.02 (0.01)
Distributions
Net investment income (0.39) (0.35) (0.26) (0.23) (0.02)
Net realized gain — — — (0.15) —
Total distributions (0.39) (0.35) (0.26) (0.38) (0.02)
NET ASSET VALUE
End of period $ 9.61 $ 9.03 $ 9.33 $ 11.41 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
10.89% 0.34% (16.16)% 0.12% (0.10)%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.13% 0.13% 0.13% 0.13% 0.11%
(6)
Net expenses after waivers/
payments by Price Associates 0.12% 0.12% 0.12% 0.12% 0.11%
(6)
Net investment income 4.10% 3.61% 2.58% 1.94% 2.38%
(6)
Portfolio turnover rate
(7)
78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in
millions) $787 $515 $510 $275 $25
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 9.03 $ 9.33 $ 11.40 $ 11.77 $ 11.80
Investment activities
Net investment income
(2)(3)
0.41 0.36 0.29 0.24 0.02
Net realized and unrealized
gain/loss 0.57 (0.30) (2.09) (0.22) (0.03)
(4)
Total from investment activities 0.98 0.06 (1.80) 0.02 (0.01)
Distributions
Net investment income (0.41) (0.36) (0.27) (0.24) (0.02)
Net realized gain — — — (0.15) —
Total distributions (0.41) (0.36) (0.27) (0.39) (0.02)
NET ASSET VALUE
End of period $ 9.60 $ 9.03 $ 9.33 $ 11.40 $ 11.77

T. ROWE PRICE QM U.S. Bond Index Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
10/5/20
(1)
Through
10/31/20 10/31/24 10/31/23 10/31/22 10/31/21
Ratios/Supplemental Data
Total return
(3)(5)
10.90% 0.46% (15.99)% 0.15% (0.09)%
Ratios to average net assets:
(3)
Gross expenses before waivers/
payments by Price Associates 0.10% 0.10% 0.10% 0.12% 0.25%
(6)
Net expenses after waivers/
payments by Price Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment income 4.24% 3.80% 2.82% 2.07% 2.10%
(6)
Portfolio turnover rate
(7)
78.1% 73.9% 203.5% 225.2% 161.2%
Portfolio turnover rate, excluding
mortgage dollar roll transactions 44.8% 39.3% 64.9% 63.7% 69.8%
Net assets, end of period (in
thousands) $205,530 $79,290 $24,909 $1,879 $100
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized
(7)
The portfolio turnover rate calculation includes purchases and sales from the mortgage dollar roll transactions.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2024

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  4.1%
Car Loan  1.8%
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class A2
4.97%, 9/15/32 (1) 520 520
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B
5.117%, 9/15/32 (1) 380 380
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1) 655 644
Bayview Opportunity Master Fund VII
Series 2024-CAR1, Class A, FRN
SOFR30A + 1.10%, 5.957%, 12/26/31 (1) 255 255
CarMax Auto Owner Trust
Series 2023-3, Class A3
5.28%, 5/15/28  300 302
CarMax Auto Owner Trust
Series 2023-3, Class B
5.47%, 2/15/29  215 218
CarMax Auto Owner Trust
Series 2024-3, Class A3
4.89%, 7/16/29  595 599
Carvana Auto Receivables Trust
Series 2021-P4, Class C
2.33%, 2/10/28  1,860 1,729
Carvana Auto Receivables Trust
Series 2024-N1, Class A3
5.60%, 3/10/28 (1) 405 408
Carvana Auto Receivables Trust
Series 2024-N1, Class B
5.63%, 5/10/30 (1) 635 642
Carvana Auto Receivables Trust
Series 2024-N3, Class B
4.67%, 12/10/30 (1) 3,945 3,901
Drive Auto Receivables Trust
Series 2024-2, Class B
4.52%, 7/16/29  2,075 2,057
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30 (1) 1,266 1,275
Enterprise Fleet Financing
Series 2024-3, Class A3
4.98%, 8/21/28 (1) 165 166

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2024-3, Class A4
5.06%, 3/20/31 (1) 115 116
Enterprise Fleet Financing
Series 2024-4, Class A2
4.69%, 7/20/27 (1) 530 529
Enterprise Fleet Financing
Series 2024-4, Class A4
4.70%, 6/20/31 (1) 790 785
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33 (1) 2,020 1,950
Ford Credit Auto Owner Trust
Series 2023-1, Class A
4.85%, 8/15/35 (1) 520 523
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  1,625 1,574
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  615 618
Huntington Bank Auto Credit-Linked Notes
Series 2024-1, Class B1
6.153%, 5/20/32 (1) 207 210
Navistar Financial Dealer Note Master Owner Trust
Series 2024-1, Class A
5.59%, 4/25/29 (1) 640 648
Porsche Innovative Lease Owner Trust
Series 2024-2A, Class A4
4.26%, 9/20/30 (1) 935 925
Santander Drive Auto Receivables Trust
Series 2021-1, Class E
2.51%, 12/15/28  4,100 4,052
Santander Drive Auto Receivables Trust
Series 2024-5, Class A3
4.62%, 11/15/28  945 943
Santander Drive Auto Receivables Trust
Series 2024-5, Class B
4.63%, 8/15/29  1,065 1,060
SBNA Auto Lease Trust
Series 2024-A, Class A3
5.39%, 11/20/26 (1) 405 407
SBNA Auto Lease Trust
Series 2024-A, Class A4
5.24%, 1/22/29 (1) 385 387

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class A3
5.33%, 11/20/29 (1) 850 861
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B
5.41%, 8/20/30 (1) 165 167
U.S. Bank
Series 2023-1, Class B
6.789%, 8/25/32 (1) 150 152
29,003
Credit Card  0.0%
Synchrony Card Funding
Series 2023-A1, Class A
5.54%, 7/15/29  250 254
254
Other Asset-Backed Securities  2.0%
Auxilior Term Funding
Series 2024-1A, Class A2
5.84%, 3/15/27 (1) 300 302
CCG Receivables Trust
Series 2024-1, Class A2
4.99%, 3/15/32 (1) 3,825 3,829
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 2,490 2,378
Dell Equipment Finance Trust
Series 2024-1, Class C
5.73%, 3/22/30 (1) 100 101
Dell Equipment Finance Trust
Series 2024-2, Class A3
4.59%, 8/22/30 (1) 625 623
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 748 715
Driven Brands Funding
Series 2021-1A, Class A2
2.791%, 10/20/51 (1) 1,614 1,443
Elara HGV Timeshare Issuer
Series 2023-A, Class A
6.16%, 2/25/38 (1) 435 443
Elara HGV Timeshare Issuer
Series 2023-A, Class B
6.53%, 2/25/38 (1) 349 355
Elmwood
Series 2022-7A, Class AR, CLO, FRN
3M TSFR + 1.50%, 6.147%, 1/17/37 (1) 1,160 1,163

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Golub Capital Partners
Series 2019-43A, Class A1R, CLO, FRN
3M TSFR + 1.34%, 10/20/37 (1)(2) 2,550 2,550
Hardee's Funding
Series 2024-1A, Class A2
7.253%, 3/20/54 (1) 1,766 1,799
Highbridge Loan Management
Series 5A-2015, Class A1R3, CLO, FRN
3M TSFR + 1.06%, 5.695%, 10/15/30 (1) 640 639
Invesco U.S.
Series 2023-1A, Class AR, CLO, FRN
3M TSFR + 1.57%, 6.202%, 4/22/37 (1) 730 734
Jamestown XV
Series 2020-15A, Class A1R, CLO, FRN
3M TSFR + 1.37%, 6.026%, 7/15/35 (1) 1,315 1,318
KKR
Series 2022-43A, Class A1R, CLO, FRN
3M TSFR + 1.75%, 6.406%, 1/15/36 (1) 1,080 1,087
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 5.946%, 10/15/32 (1) 1,255 1,256
MidOcean Credit XI
Series 2022-11A, Class A1R, CLO, FRN
3M TSFR + 1.73%, 6.362%, 10/18/33 (1) 1,210 1,213
MVW
Series 2019-2A, Class A
2.22%, 10/20/38 (1) 491 477
MVW
Series 2020-1A, Class A
1.74%, 10/20/37 (1) 148 142
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29 (1) 63 64
Octane Receivables Trust
Series 2024-1A, Class A2
5.68%, 5/20/30 (1) 487 491
Palmer Square
Series 2020-3A, Class A1R2, CLO, FRN
3M TSFR + 1.65%, 6.768%, 11/15/36 (1) 1,410 1,416
Post Road Equipment Finance
Series 2024-1A, Class A2
5.59%, 11/15/29 (1) 282 283
Progress Residential Trust
Series 2024-SFR4, Class A
3.10%, 7/17/41 (1) 995 911

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Progress Residential Trust
Series 2024-SFR5, Class A
3.00%, 8/9/29 (1) 745 678
SCF Equipment Leasing
Series 2024-1A, Class C
5.82%, 9/20/32 (1) 840 855
SEB Funding
Series 2024-1A, Class A2
7.386%, 4/30/54 (1) 840 856
Signal Peak
Series 2018-5A, Class A1R, CLO, FRN
3M TSFR + 1.55%, 6.176%, 4/25/37 (1) 2,310 2,322
Tricon Residential Trust
Series 2024-SFR3, Class A
4.50%, 8/17/41 (1) 1,065 1,037
Verdant Receivables
Series 2024-1A, Class A2
5.68%, 12/12/31 (1) 180 182
31,662
Student Loan  0.3%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1) 375 365
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1) 635 609
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69 (1) 198 182
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 170 158
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1) 254 249
SMB Private Education Loan Trust
Series 2020-A, Class A2A
2.23%, 9/15/37 (1) 329 312
SMB Private Education Loan Trust
Series 2020-B, Class A1A
1.29%, 7/15/53 (1) 885 822

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 1,761 1,563
4,260
Total Asset-Backed Securities
(Cost $65,737) 65,179
CORPORATE BONDS  28.4%
FINANCIAL INSTITUTIONS  10.9%
Banking  6.7%
ABN AMRO Bank, 4.75%, 7/28/25 (1) 390 388
Ally Financial, 2.20%, 11/2/28  1,505 1,337
American Express, 4.90%, 2/13/26  3,385 3,399
Banco Santander, 3.49%, 5/28/30  600 550
Banco Santander Mexico, 5.375%, 4/17/25 (1) 1,260 1,261
Bank of America, 3.50%, 4/19/26  600 591
Bank of America, 4.00%, 1/22/25  650 648
Bank of America, 6.00%, 10/15/36  300 318
Bank of America, 7.75%, 5/14/38  150 180
Bank of America, VR, 2.592%, 4/29/31 (3) 1,875 1,646
Bank of America, VR, 2.676%, 6/19/41 (3) 1,575 1,121
Bank of America, VR, 3.824%, 1/20/28 (3) 2,280 2,232
Bank of America, VR, 4.244%, 4/24/38 (3) 45 41
Bank of New York Mellon, VR, 6.474%, 10/25/34 (3) 1,440 1,574
Banque Federative du Credit Mutuel, 4.935%, 1/26/26 (1) 3,570 3,565
Barclays, VR, 2.852%, 5/7/26 (3) 1,640 1,619
Barclays, VR, 5.674%, 3/12/28 (3) 1,045 1,056
BNP Paribas, VR, 5.497%, 5/20/30 (1)(3) 2,750 2,780
BPCE, 4.50%, 3/15/25 (1) 1,015 1,011
Capital One Financial, 3.65%, 5/11/27  1,430 1,390
Capital One Financial, VR, 2.359%, 7/29/32 (3) 3,700 2,989
Capital One Financial, VR, 6.051%, 2/1/35 (3) 365 375
Citigroup, 5.875%, 1/30/42  450 471
Citigroup, VR, 3.887%, 1/10/28 (3) 2,050 2,009
Citigroup, VR, 4.075%, 4/23/29 (3) 1,920 1,870
Danske Bank, VR, 3.244%, 12/20/25 (1)(3) 2,290 2,276
Danske Bank, VR, 5.705%, 3/1/30 (1)(3) 470 480
Discover Bank, 2.70%, 2/6/30  2,000 1,760
Discover Financial Services, 3.75%, 3/4/25  1,440 1,432
Fifth Third Bancorp, VR, 6.339%, 7/27/29 (3) 460 478
Goldman Sachs Group, 3.50%, 1/23/25  750 747
Goldman Sachs Group, 3.80%, 3/15/30  1,270 1,202

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Goldman Sachs Group, 4.25%, 10/21/25  825 820
Goldman Sachs Group, 6.75%, 10/1/37  455 497
Goldman Sachs Group, VR, 4.692%, 10/23/30 (3) 3,340 3,292
HSBC Bank USA, 5.875%, 11/1/34  550 572
HSBC Holdings, VR, 2.013%, 9/22/28 (3) 3,345 3,083
ING Groep, VR, 6.114%, 9/11/34 (3) 740 778
JPMorgan Chase, 2.95%, 10/1/26  980 950
JPMorgan Chase, VR, 2.956%, 5/13/31 (3) 1,230 1,098
JPMorgan Chase, VR, 3.782%, 2/1/28 (3) 990 970
JPMorgan Chase, VR, 3.882%, 7/24/38 (3) 1,405 1,219
JPMorgan Chase, VR, 5.299%, 7/24/29 (3) 3,170 3,212
Lloyds Banking Group, VR, 5.462%, 1/5/28 (3) 1,015 1,026
Mitsubishi UFJ Financial Group, 2.193%, 2/25/25  2,200 2,181
Morgan Stanley, 3.125%, 7/27/26  2,000 1,950
Morgan Stanley, 4.30%, 1/27/45  750 657
Morgan Stanley, 6.25%, 8/9/26  175 180
Morgan Stanley, VR, 2.188%, 4/28/26 (3) 1,410 1,391
Morgan Stanley, VR, 3.217%, 4/22/42 (3) 830 636
Morgan Stanley, VR, 5.656%, 4/18/30 (3) 2,975 3,051
NatWest Markets, 5.41%, 5/17/29 (1) 2,850 2,899
PNC Financial Services Group, VR, 4.758%, 1/26/27 (3) 1,920 1,917
Santander Holdings USA, VR, 6.342%, 5/31/35 (3) 1,925 1,961
Santander Holdings USA, VR, 6.499%, 3/9/29 (3) 885 909
Skandinaviska Enskilda Banken, 5.125%, 3/5/27 (1) 2,930 2,960
Societe Generale, VR, 6.066%, 1/19/35 (1)(3) 1,305 1,322
Standard Chartered, VR, 5.688%, 5/14/28 (1)(3) 2,030 2,056
State Street, VR, 4.857%, 1/26/26 (3) 640 638
Sumitomo Mitsui Financial Group, 5.464%, 1/13/26  1,755 1,771
Toronto-Dominion Bank, 1.15%, 6/12/25 (4) 1,725 1,687
Toronto-Dominion Bank, 4.994%, 4/5/29  2,200 2,217
Truist Financial, 1.95%, 6/5/30  1,470 1,252
U.S. Bancorp, VR, 5.384%, 1/23/30 (3) 665 673
UBS, 2.95%, 4/9/25  1,080 1,071
UBS Group, VR, 1.364%, 1/30/27 (1)(3) 1,700 1,624
UBS Group, VR, 2.193%, 6/5/26 (1)(3) 1,405 1,378
Wells Fargo, VR, 2.188%, 4/30/26 (3) 1,655 1,630
Wells Fargo, VR, 2.393%, 6/2/28 (3) 2,415 2,271
Wells Fargo, VR, 5.574%, 7/25/29 (3) 1,250 1,276
Wells Fargo, VR, 5.707%, 4/22/28 (3) 1,895 1,934
Wells Fargo, VR, 6.303%, 10/23/29 (3) 1,380 1,444
Westpac New Zealand, 5.195%, 2/28/29 (1) 1,935 1,959
107,208
Brokerage Asset Managers Exchanges  0.3%

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
BlackRock Funding, 4.70%, 3/14/29  830 834
Intercontinental Exchange, 1.85%, 9/15/32  1,735 1,385
Intercontinental Exchange, 5.25%, 6/15/31  1,585 1,615
3,834
Finance Companies  0.4%
AerCap Ireland Capital, 5.75%, 6/6/28 (4) 1,500 1,537
AerCap Ireland Capital, 6.15%, 9/30/30  700 734
AerCap Ireland Capital, 6.50%, 7/15/25  655 661
Avolon Holdings Funding, 6.375%, 5/4/28 (1) 1,560 1,609
GATX, 6.05%, 3/15/34  1,785 1,870
6,411
Insurance  2.3%
AIA Group, 3.20%, 3/11/25 (1) 510 507
Allstate, 6.125%, 12/15/32  150 158
American International Group, 3.875%, 1/15/35  425 382
Aon, 3.875%, 12/15/25  405 401
Aon Corp., 5.00%, 9/12/32  3,075 3,057
Athene Global Funding, 4.86%, 8/27/26 (1) 3,330 3,317
CNO Global Funding, 4.95%, 9/9/29 (1) 515 509
Corebridge Global Funding, 4.65%, 8/20/27 (1) 1,075 1,071
Elevance Health, 4.55%, 3/1/48  1,135 963
Elevance Health, 4.65%, 1/15/43  485 427
Fidelity National Financial, 4.50%, 8/15/28  1,615 1,581
First American Financial, 4.60%, 11/15/24  410 410
Health Care Service, 5.45%, 6/15/34 (1) 1,095 1,095
High Street Funding Trust I, 4.111%, 2/15/28 (1) 1,100 1,057
Humana, 2.15%, 2/3/32  1,050 845
Humana, 3.70%, 3/23/29  880 831
Humana, 5.375%, 4/15/31  785 787
Humana, 5.95%, 3/15/34  835 855
Liberty Mutual Group, 4.50%, 6/15/49 (1) 1,670 1,284
Liberty Mutual Group, 4.85%, 8/1/44 (1) 1,370 1,185
MassMutual Global Funding II, 5.10%, 4/9/27 (1) 2,940 2,981
New York Life Insurance, 3.75%, 5/15/50 (1) 1,415 1,069
Principal Financial Group, 2.125%, 6/15/30  1,900 1,635
Principal Financial Group, 3.40%, 5/15/25  1,215 1,206
Principal Financial Group, 3.70%, 5/15/29  10 10
Protective Life Global Funding, 1.17%, 7/15/25 (1) 2,345 2,286
RGA Global Funding, 5.448%, 5/24/29 (1) 1,730 1,765
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1) 1,400 1,155
Travelers, 6.25%, 6/15/37  225 247
UnitedHealth Group, 2.00%, 5/15/30  10 9
UnitedHealth Group, 3.50%, 8/15/39  1,960 1,596

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
UnitedHealth Group, 3.75%, 7/15/25  400 398
UnitedHealth Group, 4.75%, 7/15/45  900 826
Willis North America, 4.50%, 9/15/28  1,110 1,093
36,998
Real Estate Investment Trusts  1.2%
Alexandria Real Estate Equities, 3.95%, 1/15/27  10 10
Alexandria Real Estate Equities, 4.00%, 2/1/50  1,975 1,525
Brixmor Operating Partnership, 3.90%, 3/15/27  495 482
Brixmor Operating Partnership, 4.05%, 7/1/30  760 720
Essex Portfolio, 2.65%, 3/15/32  660 559
Essex Portfolio, 4.50%, 3/15/48  1,455 1,233
Extra Space Storage, 4.00%, 6/15/29  15 14
Healthcare Realty Holdings, 3.625%, 1/15/28  605 576
Healthpeak OP, 2.125%, 12/1/28  710 639
Healthpeak OP, 2.875%, 1/15/31  420 373
Kilroy Realty, 3.45%, 12/15/24  750 748
Kilroy Realty, 4.375%, 10/1/25  335 332
Prologis, 4.00%, 9/15/28  2,110 2,064
Public Storage Operating, 1.95%, 11/9/28  1,285 1,162
Realty Income, 2.20%, 6/15/28  685 627
Realty Income, 3.95%, 8/15/27  835 823
Realty Income, 4.625%, 11/1/25  1,775 1,772
Regency Centers, 3.60%, 2/1/27  350 341
Regency Centers, 4.125%, 3/15/28  520 508
Regency Centers, 4.40%, 2/1/47  2,000 1,682
Regency Centers, 5.25%, 1/15/34  1,340 1,348
Simon Property Group, 3.80%, 7/15/50  2,830 2,153
19,691
Total Financial Institutions 174,142
INDUSTRIAL  14.7%
Basic Industry  0.4%
Air Products & Chemicals, 1.50%, 10/15/25  150 146
Celulosa Arauco y Constitucion, 3.875%, 11/2/27  570 547
LYB International Finance II, 3.50%, 3/2/27  1,000 968
Nucor, 2.70%, 6/1/30  775 696
Nucor, 3.95%, 5/1/28  1,311 1,281
Nutrien, 4.00%, 12/15/26  525 516
Sherwin-Williams, 4.80%, 9/1/31  2,400 2,380
6,534
Capital Goods  1.3%
Amphenol, 4.75%, 3/30/26  310 311
Amphenol, 5.05%, 4/5/29  925 935
Caterpillar Financial Services, 5.00%, 5/14/27  4,225 4,277

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
CRH America Finance, 3.95%, 4/4/28 (1) 1,700 1,654
General Dynamics, 3.25%, 4/1/25  35 35
Ingersoll Rand, 5.176%, 6/15/29  4,440 4,505
John Deere Capital, 4.40%, 9/8/31  2,530 2,465
John Deere Capital, 4.50%, 1/8/27  1,840 1,842
L3Harris Technologies, 3.832%, 4/27/25  295 293
L3Harris Technologies, 5.05%, 6/1/29  1,300 1,311
Lockheed Martin, 3.60%, 3/1/35  240 214
Lockheed Martin, 4.07%, 12/15/42  184 158
Mohawk Industries, 5.85%, 9/18/28  1,430 1,479
Owens Corning, 5.70%, 6/15/34  1,235 1,270
Republic Services, 3.375%, 11/15/27  585 566
Vulcan Materials, 4.50%, 6/15/47  5 4
21,319
Communications  1.9%
America Movil, 2.875%, 5/7/30  1,500 1,349
America Movil, 3.625%, 4/22/29  1,475 1,397
America Movil, 6.375%, 3/1/35  300 325
American Tower, 2.40%, 3/15/25  1,010 1,000
AT&T, 2.25%, 2/1/32  3,500 2,923
AT&T, 4.35%, 3/1/29  1,020 1,006
Charter Communications Operating, 2.80%, 4/1/31  2,365 1,987
Charter Communications Operating, 3.70%, 4/1/51  1,795 1,120
Charter Communications Operating, 4.908%, 7/23/25  284 284
Charter Communications Operating, 6.10%, 6/1/29  690 705
Comcast, 2.65%, 2/1/30  10 9
Comcast, 3.20%, 7/15/36  80 66
Comcast, 3.95%, 10/15/25  845 840
Crown Castle, 2.25%, 1/15/31  1,665 1,410
Crown Castle, 3.70%, 6/15/26  700 688
Crown Castle Towers, 3.663%, 5/15/25 (1) 195 193
Meta Platforms, 5.60%, 5/15/53  1,825 1,884
Omnicom Group, 3.60%, 4/15/26  695 685
Omnicom Group, 3.65%, 11/1/24  460 460
Rogers Communications, 3.625%, 12/15/25  335 330
Rogers Communications, 5.30%, 2/15/34  1,885 1,864
SBA Tower Trust, 2.836%, 1/15/25 (1) 1,005 1,000
T-Mobile USA, 3.75%, 4/15/27  3,565 3,491
Time Warner Cable, 6.55%, 5/1/37  235 225
Time Warner Cable, 6.75%, 6/15/39  275 268
Verizon Communications, 1.68%, 10/30/30  625 521
Verizon Communications, 2.65%, 11/20/40  3,200 2,225
Verizon Communications, 4.00%, 3/22/50  1,500 1,186

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Vodafone Group, 4.25%, 9/17/50  700 557
Vodafone Group, 4.875%, 6/19/49  20 18
Walt Disney, 3.70%, 10/15/25  285 283
30,299
Consumer Cyclical  2.7%
Alibaba Group Holding, 4.00%, 12/6/37  2,300 2,030
American Honda Finance, 4.90%, 3/12/27  2,790 2,810
AutoZone, 1.65%, 1/15/31  2,000 1,648
AutoZone, 3.125%, 4/21/26  445 434
AutoZone, 3.75%, 6/1/27  20 20
AutoZone, 5.05%, 7/15/26  1,390 1,401
Booking Holdings, 3.65%, 3/15/25  810 806
CBRE Services, 5.50%, 4/1/29  580 594
Cummins, 4.90%, 2/20/29  330 334
Daimler Truck Finance North America, 5.375%, 1/18/34 (1)(4) 560 564
Ford Motor Credit, 5.125%, 11/5/26  1,435 1,425
Ford Motor Credit, 7.122%, 11/7/33  635 668
General Motors, 4.00%, 4/1/25  1,090 1,085
General Motors Financial, 5.55%, 7/15/29  600 608
Home Depot, 5.875%, 12/16/36  3,000 3,218
Hyundai Capital America, 1.30%, 1/8/26 (1) 1,510 1,447
Hyundai Capital America, 5.35%, 3/19/29 (1) 500 504
Hyundai Capital America, 5.50%, 3/30/26 (1) 820 826
McDonald's, 1.45%, 9/1/25  935 910
McDonald's, 3.30%, 7/1/25  15 15
Mercedes-Benz Finance North America, 4.80%, 3/30/26 (1) 1,930 1,934
O'Reilly Automotive, 3.60%, 9/1/27  20 19
O'Reilly Automotive, 3.90%, 6/1/29  2,470 2,382
O'Reilly Automotive, 5.75%, 11/20/26  390 398
PACCAR Financial, 5.00%, 5/13/27  3,070 3,111
PACCAR Financial, 5.20%, 11/9/26  2,895 2,941
Ross Stores, 1.875%, 4/15/31  300 250
Ross Stores, 4.60%, 4/15/25  3,575 3,571
TJX, 1.60%, 5/15/31  1,425 1,176
Toyota Motor Credit, 4.80%, 1/5/26  2,945 2,956
Uber Technologies, 4.30%, 1/15/30  2,710 2,638
Volkswagen Group of America Finance, 4.95%, 8/15/29 (1) 495 486
43,209
Consumer Non-Cyclical  3.7%
Abbott Laboratories, 4.75%, 11/30/36  1,535 1,505
AbbVie, 3.20%, 5/14/26  225 221
AbbVie, 4.45%, 5/14/46  1,280 1,128
AbbVie, 4.50%, 5/14/35  1,235 1,184
AbbVie, 4.70%, 5/14/45  1,385 1,272

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
AbbVie, 4.80%, 3/15/29  1,315 1,326
Altria Group, 2.35%, 5/6/25  250 247
Amgen, 2.60%, 8/19/26  1,275 1,231
Amgen, 2.77%, 9/1/53  1,239 759
Amgen, 5.15%, 3/2/28  1,615 1,646
Anheuser-Busch InBev Worldwide, 5.45%, 1/23/39  30 31
Astrazeneca Finance, 4.875%, 3/3/28  2,300 2,322
Banner Health, 1.897%, 1/1/31  850 717
BAT Capital, 4.39%, 8/15/37  1,515 1,322
BAT Capital, 5.834%, 2/20/31  845 869
Becton Dickinson & Company, 2.823%, 5/20/30  2,135 1,924
Becton Dickinson & Company, 3.70%, 6/6/27  1,114 1,088
Becton Dickinson & Company, 5.081%, 6/7/29  1,505 1,521
Biogen, 2.25%, 5/1/30 (4) 2,885 2,505
Bristol-Myers Squibb, 4.25%, 10/26/49  1,055 885
Bristol-Myers Squibb, 5.10%, 2/22/31  840 853
Cardinal Health, 3.41%, 6/15/27  1,405 1,360
Cardinal Health, 3.75%, 9/15/25  905 895
Centra Health, 4.70%, 1/1/48  25 21
CommonSpirit Health, 2.782%, 10/1/30  980 871
CommonSpirit Health, 3.91%, 10/1/50  40 31
Conopco, 6.625%, 4/15/28  5 5
CVS Health, 1.875%, 2/28/31  1,135 922
CVS Health, 2.70%, 8/21/40  2,425 1,611
CVS Health, 5.125%, 7/20/45  925 809
Hackensack Meridian Health, 4.211%, 7/1/48  1,680 1,439
Hasbro, 3.00%, 11/19/24  1,395 1,393
HCA, 4.125%, 6/15/29  1,695 1,629
HCA, 5.45%, 9/15/34  890 883
Icon Investments Six, 5.849%, 5/8/29  300 309
Indiana University Health Obligated Group, 3.97%, 11/1/48  1,030 848
IQVIA, 6.25%, 2/1/29  735 764
JDE Peet's, 1.375%, 1/15/27 (1) 1,245 1,152
Keurig Dr Pepper, 2.55%, 9/15/26  450 433
MedStar Health, Series 20A, 3.626%, 8/15/49  920 690
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55  600 506
Merck, 5.00%, 5/17/53  810 769
Mondelez International, 4.75%, 2/20/29  3,800 3,809
Nestle Holdings, 4.85%, 3/14/33 (1) 2,700 2,707
Northwell Healthcare, 3.979%, 11/1/46  1,275 1,008
Perrigo Finance Unlimited, 4.90%, 6/15/30  1,725 1,631
Revvity, 1.90%, 9/15/28  1,575 1,409

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Solventum, 5.40%, 3/1/29 (1) 1,735 1,754
Stanford Health Care, Series 2018, 3.795%, 11/15/48  440 354
Takeda Pharmaceutical, 2.05%, 3/31/30  2,310 2,011
West Virginia United Health System Obligated Group, Series 2018,
4.924%, 6/1/48  1,620 1,442
58,021
Energy  2.0%
Boardwalk Pipelines, 3.40%, 2/15/31  2,130 1,915
Boardwalk Pipelines, 4.45%, 7/15/27  230 227
Boardwalk Pipelines, 4.95%, 12/15/24  380 380
BP Capital Markets America, 3.41%, 2/11/26  1,280 1,263
Cameron LNG, 2.902%, 7/15/31 (1) 520 455
Cameron LNG, 3.701%, 1/15/39 (1) 430 357
Canadian Natural Resources, 2.95%, 7/15/30  1,520 1,360
Cheniere Energy Partners, 5.75%, 8/15/34 (1) 1,865 1,888
Diamondback Energy, 5.15%, 1/30/30  550 553
Enbridge, 4.25%, 12/1/26  355 351
Enbridge, 5.50%, 12/1/46  555 534
Enbridge, 5.625%, 4/5/34  795 810
Enbridge, 6.70%, 11/15/53  610 682
Enbridge Energy Partners, 5.50%, 9/15/40  170 165
Energy Transfer, 3.75%, 5/15/30  680 635
Energy Transfer, 5.25%, 4/15/29  1,105 1,113
Energy Transfer, 5.60%, 9/1/34  1,505 1,512
Eni, 5.50%, 5/15/34 (1) 845 846
Eni, 5.95%, 5/15/54 (1) 930 921
Enterprise Products Operating, 4.60%, 1/11/27  2,845 2,849
Kinder Morgan, 5.20%, 6/1/33  1,800 1,766
MPLX, 5.65%, 3/1/53  1,600 1,535
Occidental Petroleum, 5.375%, 1/1/32  1,430 1,415
ONEOK, 4.75%, 10/15/31 (4) 1,340 1,309
Pioneer Natural Resources, 1.125%, 1/15/26  695 668
Pioneer Natural Resources, 5.10%, 3/29/26  635 640
Sabine Pass Liquefaction, 4.20%, 3/15/28  815 798
Sabine Pass Liquefaction, 4.50%, 5/15/30  655 637
Spectra Energy Partners, 3.375%, 10/15/26  460 449
TotalEnergies Capital International, 2.434%, 1/10/25  40 40
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  790 678
Williams, 4.85%, 3/1/48  190 168
Williams, 4.90%, 3/15/29  1,415 1,412
Woodside Finance, 3.70%, 9/15/26 (1) 330 322
Woodside Finance, 3.70%, 3/15/28 (1) 435 416
Woodside Finance, 4.50%, 3/4/29 (1) 1,435 1,398
32,467

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Industrial Other  0.1%
Georgetown University, Series B, 4.315%, 4/1/49  1,475 1,280
President & Fellows of Harvard College, 3.619%, 10/1/37  385 337
1,617
Technology  1.6%
Apple, 3.20%, 5/13/25  45 45
Atlassian, 5.25%, 5/15/29  760 769
Cadence Design Systems, 4.30%, 9/10/29  1,090 1,069
Fiserv, 3.20%, 7/1/26  10 10
Fiserv, 5.45%, 3/15/34  2,125 2,152
Foundry JV Holdco, 6.15%, 1/25/32 (1) 885 899
Hewlett Packard Enterprise, 4.40%, 9/25/27  3,625 3,597
Microchip Technology, 5.05%, 3/15/29  850 851
Micron Technology, 4.185%, 2/15/27  805 794
Moody's, 2.00%, 8/19/31 (4) 1,660 1,391
Motorola Solutions, 5.00%, 4/15/29  835 841
NXP, 3.15%, 5/1/27  395 380
RELX Capital, 3.00%, 5/22/30  1,120 1,024
Roper Technologies, 2.00%, 6/30/30  575 492
Roper Technologies, 2.95%, 9/15/29  685 630
Roper Technologies, 3.80%, 12/15/26  660 651
ServiceNow, 1.40%, 9/1/30  3,710 3,087
Texas Instruments, 1.375%, 3/12/25  655 647
Thomson Reuters, 3.35%, 5/15/26  225 220
VMware, 1.40%, 8/15/26  3,475 3,274
Western Union, 2.85%, 1/10/25  5 5
Western Union, 6.20%, 11/17/36  2,684 2,756
25,584
Transportation  1.0%
American Airlines PTT, Series 2019-1, Class AA, 3.15%, 2/15/32  26 24
Burlington Northern Santa Fe, 6.15%, 5/1/37  100 109
Canadian National Railway, 5.85%, 11/1/33  920 984
Canadian National Railway, 6.25%, 8/1/34  95 105
Canadian Pacific Railway, 1.75%, 12/2/26  845 795
Canadian Pacific Railway, 2.875%, 11/15/29  1,140 1,045
Canadian Pacific Railway, 3.50%, 5/1/50  1,155 855
Canadian Pacific Railway, 4.70%, 5/1/48  720 649
ERAC USA Finance, 3.85%, 11/15/24 (1) 15 15
ERAC USA Finance, 4.50%, 2/15/45 (1) 260 229
ERAC USA Finance, 4.90%, 5/1/33 (1) 1,595 1,580
FedEx, 4.40%, 1/15/47  6,500 5,364
Transurban Finance, 2.45%, 3/16/31 (1) 1,820 1,549
Transurban Finance, 3.375%, 3/22/27 (1) 235 227
Transurban Finance, 4.125%, 2/2/26 (1) 185 183

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28  590 533
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30 (4) 877 800
15,046
Total Industrial 234,096
UTILITY  2.8%
Electric  2.3%
Ameren, 5.70%, 12/1/26  1,820 1,851
American Electric Power, 5.20%, 1/15/29  2,595 2,625
Berkshire Hathaway Energy, 6.125%, 4/1/36  170 181
CenterPoint Energy Houston Electric, Series K2, 6.95%, 3/15/33  100 112
CMS Energy, 4.875%, 3/1/44  635 580
DTE Energy, 5.10%, 3/1/29  2,645 2,667
DTE Energy, 5.85%, 6/1/34  390 405
Duke Energy, 2.65%, 9/1/26  355 342
Duke Energy, 3.75%, 9/1/46  280 213
Duke Energy, 4.85%, 1/5/27  2,015 2,024
Duke Energy Florida, 6.35%, 9/15/37  170 185
Duke Energy Progress, 5.35%, 3/15/53  600 591
Duke Energy Progress, 6.30%, 4/1/38  100 108
Exelon, 3.40%, 4/15/26  1,815 1,780
Exelon, 5.15%, 3/15/29  305 309
FirstEnergy Pennsylvania Electric, 4.30%, 1/15/29 (1) 2,320 2,264
FirstEnergy Transmission, 5.00%, 1/15/35 (1) 610 598
Florida Power & Light, 5.30%, 6/15/34  3,040 3,091
Georgia Power, 4.95%, 5/17/33  895 890
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1) 1,765 1,720
Mississippi Power, 3.95%, 3/30/28  905 881
Nevada Power, Series N, 6.65%, 4/1/36  400 438
New York State Electric & Gas, 5.30%, 8/15/34 (1) 1,195 1,187
NextEra Energy Capital Holdings, 5.749%, 9/1/25  1,355 1,365
Pacific Gas & Electric, 2.10%, 8/1/27  1,985 1,843
PECO Energy, 5.95%, 10/1/36  150 160
Public Service Electric & Gas, 5.70%, 12/1/36  180 188
San Diego Gas & Electric, Series FFF, 6.125%, 9/15/37  170 179
San Diego Gas & Electric, Series TTT, 4.10%, 6/15/49  1,790 1,450
Southern, 4.40%, 7/1/46  1,935 1,634
Southern, 5.70%, 3/15/34  725 754
Southern California Edison, 5.15%, 6/1/29  2,905 2,952
Southwestern Public Service, 6.00%, 6/1/54  365 380
Tampa Electric, 6.15%, 5/15/37  700 733
36,680
Natural Gas  0.5%
APA Infrastructure, 4.25%, 7/15/27 (1) 385 379

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
APA Infrastructure, 5.125%, 9/16/34 (1)(4) 475 460
Engie, 5.625%, 4/10/34 (1) 660 675
NiSource, 1.70%, 2/15/31  1,280 1,056
NiSource, 3.49%, 5/15/27  710 691
NiSource, 3.95%, 3/30/48  1,000 787
NiSource, 5.35%, 4/1/34  1,850 1,856
Southern California Gas, Series KK, 5.75%, 11/15/35  140 143
Southern Gas Capital, 4.95%, 9/15/34  1,735 1,697
7,744
Total Utility 44,424
Total Corporate Bonds
(Cost $475,672) 452,662
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  1.4%
Local Authorities  0.9%
Province of Alberta, 3.30%, 3/15/28  1,605 1,556
Province of Alberta Canada, 4.50%, 1/24/34  1,405 1,391
Province of British Columbia, 4.20%, 7/6/33  2,644 2,571
Province of Manitoba Canada, 4.30%, 7/27/33  2,045 1,988
Province of New Brunswick, 3.625%, 2/24/28  2,545 2,481
Province of Ontario, 3.70%, 9/17/29  4,360 4,233
Province of Quebec, Series PD, 7.50%, 9/15/29  104 118
14,338
Owned No Guarantee  0.1%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1) 295 276
Corp Nacional del Cobre de Chile, 3.75%, 1/15/31 (1) 570 518
794
Sovereign  0.4%
Government of Qatar, 3.75%, 4/16/30 (1)(4) 730 705
Republic of Peru, 5.375%, 2/8/35  740 730
Republic of Poland, 3.25%, 4/6/26  890 875
United Mexican States, 2.659%, 5/24/31  5,154 4,287
6,597
Total Foreign Government Obligations & Municipalities
(Cost $22,975) 21,729
MUNICIPAL SECURITIES  2.4%
California  0.4%
Bay Area Toll Auth., Series S-1, Build America, 6.918%, 4/1/40  350 400
Bay Area Toll Auth., Toll Bridge Revenue Bonds, Series S-10,
3.176%, 4/1/41  1,275 996

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
California, Build America, GO, 7.625%, 3/1/40  1,350 1,629
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (5) 250 251
Los Angeles Airport, Series C, Build America, 7.053%, 5/15/40  700 810
Regents of the Univ. of California Medical Center Ed Revenue
Bonds, Series N, 3.256%, 5/15/60  700 476
San Diego County Water Auth., Series B, Build America, 6.138%,
5/1/49  275 292
San Jose Redev. Agency, Senior Tax Allocation, Series A-T, 3.375%,
8/1/34  610 552
5,406
Florida  0.1%
Florida Dev. Finance, Nova Southeastern Univ., Series B, 4.109%,
4/1/50  1,425 1,191
1,191
Georgia  0.3%
Fulton County, Series 2010-B, Build America, GO, 5.148%, 7/1/39  2,660 2,645
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57  1,715 1,922
4,567
Illinois  0.2%
Chicago O'Hare Int'l Airport, Series B, Build America, 6.395%, 1/1/40  1,350 1,468
Chicago O'Hare Int'l Airport, Senior Lien, Series D, 2.346%, 1/1/30  625 562
Illinois Toll Highway Auth., Series A, Build America, 6.184%, 1/1/34  315 333
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, GO, 5.72%, 12/1/38  480 496
2,859
Maryland  0.1%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42  2,045 1,770
1,770
Michigan  0.1%
Detroit City School Dist., Qualified School Construction Bonds, GO,
6.645%, 5/1/29  1,255 1,335
1,335
Minnesota  0.1%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39  2,350 1,965
1,965
New Jersey  0.1%
New Jersey Turnpike Auth., Series F, Build America, 7.414%, 1/1/40  1,000 1,181
1,181
New York  0.2%
Dormitory Auth. of the State of New York, New York Univ., Series B,
3.879%, 7/1/46  950 779

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Dormitory Auth. of the State of New York, New York Univ., Series B,
4.85%, 7/1/48  800 748
Metropolitan Transportation Auth., Build America, 6.548%, 11/15/31  1,320 1,387
Metropolitan Transportation Auth., Dedicated Tax Fund, Build
America, 7.336%, 11/15/39  125 149
New York City Transitional Fin. Auth. Future Tax Secured Revenue,
Build America, 5.508%, 8/1/37  35 36
Port Auth. of New York & New Jersey, Series 182, 5.31%, 8/1/46  40 39
3,138
Ohio  0.1%
American Municipal Power, Series B, Build America, 6.449%,
2/15/44  2,005 2,174
2,174
Oregon  0.1%
Oregon DOT, Senior Lien, Series B, 1.76%, 11/15/32  2,400 1,945
1,945
Pennsylvania  0.0%
Philadelphia Auth. for IDA, 3.964%, 4/15/26  345 342
342
Texas  0.4%
Central Texas Turnpike System, Series C, 3.029%, 8/15/41  40 30
Dallas/Fort Worth Int'l Airport, Series A, 2.994%, 11/1/38  15 13
Dallas/Fort Worth Int'l Airport, Series C, 3.089%, 11/1/40  3,945 3,157
Grand Parkway Transportation, Series B, 3.236%, 10/1/52  15 11
Texas Natural Gas Securitization Fin., Series 2023-1, Class A2,
5.169%, 4/1/41  705 715
Texas Private Activity Bond Surface Transportation, North Tarrant
Express, Series B, 3.922%, 12/31/49  2,400 1,983
5,909
Virginia  0.0%
Virginia Public Building Auth., Series B-2, Build America, 5.90%,
8/1/30  540 556
556
Wisconsin  0.2%
Public Finance Auth., Bayhealth Medical Center, Series B, 3.405%,
7/1/51  2,520 1,822
Wisconsin General Fund Annual Appropriation, Series A, 3.954%,
5/1/36  1,700 1,579
3,401
Total Municipal Securities
(Cost $42,764) 37,739

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  5.8%
Collateralized Mortgage Obligations  1.8%
Angel Oak Mortgage Trust
Series 2020-6, Class A2, CMO, ARM, 1.518%, 5/25/65 (1) 289 260
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM, 0.909%, 1/25/66 (1) 1,001 841
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM, 0.985%, 4/25/66 (1) 883 740
Angel Oak Mortgage Trust
Series 2023-3, Class A1, CMO, STEP, 4.80%, 9/26/67 (1) 2,794 2,739
Arroyo Mortgage Trust
Series 2019-2, Class A2, CMO, ARM, 3.498%, 4/25/49 (1) 248 237
Barclays Mortgage Loan Trust
Series 2021-NQM1, Class A3, CMO, ARM, 2.189%, 9/25/51 (1) 867 776
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 8.10%, 9/25/29, Acquisition
Date: 8/29/24, Cost $1,940 (6)(7) 1,940 1,940
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM, 2.50%, 8/25/50 (1) 1,041 883
COLT Mortgage Loan Trust
Series 2020-3, Class A1, CMO, ARM, 1.506%, 4/27/65 (1) 217 209
Connecticut Avenue Securities Trust
Series 2023-R04, Class 1M1, CMO, ARM, SOFR30A + 2.30%,
7.157%, 5/25/43 (1) 1,986 2,029
Connecticut Avenue Securities Trust
Series 2024-R04, Class 1A1, CMO, ARM, SOFR30A + 1.00%,
5.857%, 5/25/44 (1) 678 676
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM, 3.046%, 11/25/59 (1) 112 107
Ellington Financial Mortgage Trust
Series 2020-2, Class A1, CMO, ARM, 1.178%, 10/25/65 (1) 611 568
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM, 3.50%, 11/25/57 (1) 42 38
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, CMO, ARM, 2.915%, 10/25/50 (1) 1,001 845
JPMorgan Mortgage Trust
Series 2023-DSC2, Class A1, CMO, ARM, 5.25%, 11/25/63 (1) 569 561
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM, 3.75%, 3/25/57 (1) 658 627
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM, 3.50%, 10/25/59 (1) 123 109
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM, 1M TSFR + 1.214%,
5.952%, 10/25/59 (1) 39 39

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Provident Funding Mortgage Trust
Series 2019-1, Class B1, CMO, ARM, 3.184%, 12/25/49 (1) 2,107 1,763
Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM, 4.00%, 6/25/48 (1) 97 89
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM, 2.703%, 9/25/59 (1) 7 7
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM, 2.916%, 9/27/49 (1) 348 342
Starwood Mortgage Residential Trust
Series 2020-INV1, Class A1, CMO, ARM, 1.027%, 11/25/55 (1) 301 284
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M1, CMO, ARM, SOFR30A + 0.85%,
5.707%, 11/25/41 (1) 915 914
Structured Agency Credit Risk Debt Notes
Series 2024-DNA2, Class A1, CMO, ARM, SOFR30A + 1.25%,
6.107%, 5/25/44 (1) 1,003 1,004
Structured Agency Credit Risk Debt Notes
Series 2024-HQA1, Class A1, CMO, ARM, SOFR30A + 1.25%,
6.107%, 3/25/44 (1) 2,415 2,418
Towd Point Mortgage Trust
Series 2024-1, Class A1, CMO, ARM, 4.592%, 3/25/64 (1) 2,323 2,303
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM, 3.692%, 11/25/59 (1) 293 288
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP, 3.724%, 1/25/60 (1) 1,016 990
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM, 0.815%, 1/25/66 (1) 462 411
Verus Securitization Trust
Series 2023-INV1, Class A1, CMO, STEP, 5.999%, 2/25/68 (1) 1,420 1,425
Verus Securitization Trust
Series 2024-INV1, Class A2, CMO, STEP, 6.318%, 3/25/69 (1) 1,489 1,496
27,958
Commercial Mortgage-Backed Securities  4.0%
Alen Mortgage Trust
Series 2021-ACEN, Class A, ARM, 1M TSFR + 1.264%, 6.068%,
4/15/34 (1) 1,580 1,434
BANK5
Series 2024-5YR8, Class A3, 5.884%, 8/15/57  2,090 2,156
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM, 1M TSFR + 2.274%, 7.078%,
11/15/34 (1) 545 8
BBCMS Mortgage Trust
Series 2024-5C27, Class A3, 6.014%, 7/15/57  410 426
Benchmark Mortgage Trust
Series 2023-V3, Class A3, ARM, 6.363%, 7/15/56  2,305 2,400

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Benchmark Mortgage Trust
Series 2024-V8, Class AM, ARM, 6.628%, 7/15/57  3,465 3,641
BMO Mortgage Trust
Series 2024-5C4, Class A3, ARM, 6.526%, 5/15/57  755 796
BMO Mortgage Trust
Series 2024-5C5, Class A3, 5.857%, 2/15/57  3,525 3,633
BMO Mortgage Trust
Series 2024-C9, Class A5, 5.759%, 7/15/57  3,495 3,653
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM, 3.526%, 11/10/49  910 868
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM, 3.518%, 5/10/35 (1) 960 922
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4, 3.778%, 9/10/58  440 433
Commercial Mortgage Trust
Series 2015-CR23, Class A3, 3.23%, 5/10/48  473 471
Commercial Mortgage Trust
Series 2015-LC21, Class A4, 3.708%, 7/10/48  1,800 1,785
CONE Trust
Series 2024-DFW1, Class A, ARM, 1M TSFR + 1.642%, 6.446%,
8/15/41 (1) 685 685
Federal Home Loan Mortgage Multifamily Structured PTC
Series K057, Class A1, 2.206%, 6/25/25  75 75
Federal Home Loan Mortgage Multifamily Structured PTC
Series K068, Class A1, 2.952%, 2/25/27  281 276
Federal Home Loan Mortgage Multifamily Structured PTC
Series K137, Class A2, ARM, 2.347%, 11/25/31  10,520 9,068
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-150, Class A2, ARM, 3.71%, 9/25/32  4,545 4,254
Federal Home Loan Mortgage Multifamily Structured PTC
Series K-156, Class A2, ARM, 4.43%, 2/25/33  3,725 3,658
Federal Home Loan Mortgage Multifamily Structured PTC
Series K753, Class A2, 4.40%, 10/25/30  6,065 5,985
GS Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM, 3.992%, 3/10/51  740 713
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2020-609M, Class A, ARM, 1M TSFR + 1.734%, 6.538%,
10/15/33 (1) 1,625 1,576
MHC Commercial Mortgage Trust
Series 2021-MHC, Class B, ARM, 1M TSFR + 1.215%, 6.019%,
4/15/38 (1) 3,180 3,164
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM, 4.036%, 5/15/48  700 674
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS, 4.068%, 12/15/47  1,390 1,359

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Morgan Stanley Capital I Trust
Series 2014-150E, Class A, 3.912%, 9/9/32 (1) 2,780 2,421
Morgan Stanley Capital I Trust
Series 2018-H4, Class A4, 4.31%, 12/15/51  3,045 2,950
SDR Commercial Mortgage Trust
Series 2024-DSNY, Class A, ARM, 1M TSFR + 1.392%, 6.196%,
5/15/39 (1) 1,260 1,253
TX Trust
Series 2024-HOU, Class A, ARM, 1M TSFR + 1.591%, 6.395%,
6/15/39 (1) 660 657
Wells Fargo Commercial Mortgage Trust
Series 2020-C55, Class A5, 2.725%, 2/15/53  2,455 2,190
63,584
Residential Mortgage  0.0%
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM, 3.00%, 1/25/58 (1) 46 45
Towd Point Mortgage Trust
Series 2019-HY3, Class M1, CMO, ARM, 1M TSFR + 1.614%,
6.352%, 10/25/59 (1) 510 520
565
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $95,795) 92,107
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES  26.0%
U.S. Government Agency Obligations  20.2%
Federal Home Loan Mortgage
2.50%, 4/1/30 - 6/1/30  387 370
3.00%, 12/1/42 - 4/1/47  2,603 2,299
3.50%, 3/1/42 - 3/1/46  1,977 1,814
4.00%, 9/1/40 - 8/1/45  705 669
4.50%, 8/1/39 - 10/1/41  360 353
5.00%, 7/1/25 - 8/1/40  281 282
5.50%, 1/1/35 - 12/1/39  74 75
6.00%, 10/1/32 - 8/1/38  64 66
6.50%, 12/1/28 - 1/1/36  31 32
7.00%, 11/1/30 - 6/1/32  3 3
Federal Home Loan Mortgage, ARM
RFUCCT1Y + 1.625%, 6.848%, 4/1/37  17 18
RFUCCT1Y + 1.726%, 7.597%, 7/1/35  5 5
RFUCCT1Y + 1.75%, 6.125%, 2/1/35  5 5
RFUCCT1Y + 1.916%, 6.291%, 2/1/37  5 5
RFUCCT1Y + 1.944%, 6.204%, 12/1/36  13 13
RFUCCT1Y + 2.031%, 6.276%, 11/1/36  10 11

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
Federal Home Loan Mortgage, UMBS
2.00%, 8/1/36 - 5/1/52  30,560 24,531
2.50%, 3/1/42 - 5/1/52  26,017 21,728
3.00%, 3/1/35 - 9/1/52  11,387 10,014
3.50%, 5/1/31 - 1/1/52  3,139 2,888
4.00%, 6/1/37 - 1/1/54  3,462 3,239
4.50%, 9/1/37 - 11/1/52  2,909 2,765
5.00%, 12/1/41 - 7/1/54  4,642 4,539
5.50%, 8/1/53 - 9/1/54  6,735 6,692
6.00%, 4/1/54 - 9/1/54  2,044 2,071
6.50%, 1/1/54  227 232
Federal National Mortgage Assn.
3.50%, 6/1/43  6 5
4.00%, 11/1/40  332 318
4.50%, 7/1/40  3 3
Federal National Mortgage Assn., ARM
RFUCCT1Y + 1.54%, 6.912%, 7/1/35  4 4
RFUCCT1Y + 1.589%, 6.796%, 7/1/36  7 7
RFUCCT1Y + 1.655%, 7.529%, 8/1/37  2 2
RFUCCT1Y + 1.855%, 6.105%, 1/1/37  1 2
Federal National Mortgage Assn., UMBS
1.50%, 4/1/37 - 1/1/42  7,516 6,383
2.00%, 8/1/28 - 5/1/52  76,266 62,585
2.50%, 5/1/30 - 1/1/54  45,571 38,548
3.00%, 10/1/32 - 9/1/52  25,629 22,806
3.50%, 11/1/25 - 1/1/52  19,317 17,609
4.00%, 6/1/37 - 9/1/52  14,965 13,998
4.50%, 9/1/35 - 7/1/53  12,975 12,471
5.00%, 11/1/33 - 7/1/53  4,391 4,316
5.50%, 12/1/34 - 5/1/54  13,953 13,898
6.00%, 2/1/33 - 8/1/54  18,540 18,767
6.50%, 1/1/32 - 5/1/54  6,278 6,447
7.00%, 2/1/30 - 11/1/36  8 9
7.50%, 12/1/30  — —
UMBS, TBA (8)
5.00%, 11/1/54  13,545 13,161
6.50%, 11/1/54  5,300 5,409
321,467
U.S. Government Obligations  5.8%
Government National Mortgage Assn.
1.50%, 12/20/36 - 5/20/37  766 669
2.00%, 1/20/51 - 5/20/52  21,336 17,416
2.50%, 8/20/50 - 1/20/52  18,588 15,760

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
3.00%, 9/15/42 - 6/20/52  13,887 12,226
3.50%, 9/15/41 - 7/20/52  10,787 9,860
4.00%, 2/15/41 - 10/20/52  8,875 8,312
4.50%, 9/15/34 - 4/20/53  5,590 5,386
5.00%, 1/20/33 - 6/20/49  2,998 2,978
5.50%, 10/20/32 - 3/20/49  1,045 1,061
6.00%, 8/15/33 - 4/15/36  11 12
6.50%, 10/15/25 - 8/15/29  2 2
7.50%, 8/15/25 - 3/15/32  26 26
8.50%, 7/20/26  — —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  74 67
3.50%, 10/20/50  1,015 842
Government National Mortgage Assn., TBA (8)
2.50%, 11/20/54  3,625 3,070
4.50%, 11/20/54  2,030 1,938
5.00%, 11/20/54  3,130 3,057
5.50%, 11/20/54  7,900 7,856
6.00%, 11/20/54  945 952
91,490
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $439,593) 412,957
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  30.2%
U.S. Government Agency Obligations  0.1%
Federal National Mortgage Assn., 6.25%, 5/15/29 (4) 342 372
Federal National Mortgage Assn., 6.625%, 11/15/30  500 561
933
U.S. Treasury Obligations  30.1%
U.S. Treasury Bonds, 1.75%, 8/15/41  6,900 4,627
U.S. Treasury Bonds, 1.875%, 2/15/51  2,740 1,614
U.S. Treasury Bonds, 2.00%, 2/15/50  34,340 21,060
U.S. Treasury Bonds, 2.00%, 8/15/51  5,550 3,360
U.S. Treasury Bonds, 2.25%, 8/15/49  50 33
U.S. Treasury Bonds, 2.25%, 2/15/52  7,275 4,670
U.S. Treasury Bonds, 2.375%, 5/15/51  1,420 943
U.S. Treasury Bonds, 2.50%, 2/15/45  3,570 2,569
U.S. Treasury Bonds, 2.50%, 5/15/46  4,840 3,433
U.S. Treasury Bonds, 2.75%, 8/15/47  1,710 1,257
U.S. Treasury Bonds, 3.00%, 11/15/44  1,500 1,182
U.S. Treasury Bonds, 3.00%, 11/15/45  2,845 2,225
U.S. Treasury Bonds, 3.00%, 2/15/47  3,450 2,665

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Bonds, 3.00%, 5/15/47  3,150 2,431
U.S. Treasury Bonds, 3.00%, 2/15/48  15,835 12,151
U.S. Treasury Bonds, 3.00%, 8/15/48  60 46
U.S. Treasury Bonds, 3.00%, 8/15/52  4,200 3,185
U.S. Treasury Bonds, 3.125%, 11/15/41  8,085 6,755
U.S. Treasury Bonds, 3.375%, 8/15/42  4,150 3,546
U.S. Treasury Bonds, 3.625%, 5/15/53  13,045 11,202
U.S. Treasury Bonds, 3.875%, 8/15/40  2,005 1,874
U.S. Treasury Bonds, 3.875%, 5/15/43  12,810 11,683
U.S. Treasury Bonds, 4.00%, 11/15/52  2,540 2,333
U.S. Treasury Bonds, 4.125%, 8/15/44 (4) 7,405 6,954
U.S. Treasury Bonds, 4.25%, 2/15/54  7,145 6,868
U.S. Treasury Bonds, 4.25%, 8/15/54  10,500 10,103
U.S. Treasury Bonds, 4.375%, 5/15/41  20 20
U.S. Treasury Bonds, 4.625%, 5/15/44  14,350 14,422
U.S. Treasury Bonds, 4.625%, 5/15/54  6,515 6,666
U.S. Treasury Bonds, 4.75%, 2/15/41  35 36
U.S. Treasury Bonds, 4.75%, 11/15/43  1,250 1,279
U.S. Treasury Bonds, 4.75%, 11/15/53  10,870 11,334
U.S. Treasury Notes, 0.50%, 8/31/27  50 45
U.S. Treasury Notes, 0.75%, 8/31/26  3,085 2,900
U.S. Treasury Notes, 1.875%, 2/28/27  17,260 16,397
U.S. Treasury Notes, 2.25%, 8/15/27  9,805 9,319
U.S. Treasury Notes, 2.75%, 7/31/27 (9) 17,245 16,628
U.S. Treasury Notes, 2.75%, 8/15/32  14,000 12,618
U.S. Treasury Notes, 3.375%, 5/15/33  885 829
U.S. Treasury Notes, 3.625%, 5/31/28  14,000 13,757
U.S. Treasury Notes, 3.75%, 8/31/26  5,605 5,563
U.S. Treasury Notes, 3.75%, 12/31/28  14,550 14,318
U.S. Treasury Notes, 3.875%, 8/15/34  20,710 20,040
U.S. Treasury Notes, 4.00%, 2/29/28  10,285 10,240
U.S. Treasury Notes, 4.00%, 2/15/34  1,945 1,903
U.S. Treasury Notes, 4.125%, 9/30/27  8,110 8,111
U.S. Treasury Notes, 4.125%, 10/31/27  29,975 29,970
U.S. Treasury Notes, 4.25%, 2/28/29  6,895 6,919
U.S. Treasury Notes, 4.25%, 6/30/29  9,980 10,016
U.S. Treasury Notes, 4.375%, 11/30/28  835 841
U.S. Treasury Notes, 4.375%, 5/15/34  18,400 18,532
U.S. Treasury Notes, 4.50%, 5/31/29  63,095 64,002
U.S. Treasury Notes, 4.50%, 11/15/33  7,900 8,032
U.S. Treasury Notes, 4.625%, 2/28/26  29,510 29,639

T. ROWE PRICE QM U.S. Bond Index Fund

Par/Shares $ Value
(Amounts in 000s)
U.S. Treasury Notes, 4.625%, 6/30/26  16,000 16,105
479,250
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $512,459) 480,183
SHORT-TERM INVESTMENTS  4.1%
Money Market Funds  4.1%
T. Rowe Price Government Reserve Fund, 4.86% (10)(11) 65,088 65,088
Total Short-Term Investments
(Cost $65,088) 65,088
SECURITIES LENDING COLLATERAL  0.7%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 4.86% (10)(11) 308 308
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 308
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 0.7%
Money Market Funds 0.7%
T. Rowe Price Government Reserve Fund, 4.86% (10)(11) 11,468 11,468
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 11,468
Total Securities Lending Collateral
(Cost $11,776) 11,776
Total Investments in Securities
103.1% of Net Assets
(Cost $1,731,859) $ 1,639,420

T. ROWE PRICE QM U.S. Bond Index Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $171,613 and represents 10.8% of net assets.
(2) All or a portion of this loan is unsettled as of October 31, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) See Note 4 . All or a portion of this security is on loan at October 31, 2024.
(5) Insured by Assured Guaranty Municipal Corporation
(6) See Note 2. Level 3 in fair value hierarchy.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $1,940 and represents 0.1% of net assets.
(8) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $35,443 and represents 2.2% of net assets.
(9) At October 31, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
DOT Department of Transportation
FRN Floating Rate Note
GO General Obligation
IDA Industrial Development Authority/Agency
PTT Pass-Through Trust
RFUCCT1Y Twelve month Refinitiv USD IBOR Consumer Cash Fallback
SOFR30A 30-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE QM U.S. Bond Index Fund

.
.
.
.
.
.
.
.
.
.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE QM U.S. Bond Index Fund

(Amounts in 000s)
SWAPS 0.2%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S42, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/29 68,200 1,546 1,486 60
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S43, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit
default, 12/20/29 43,000 962 987 (25)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 35
Total Centrally Cleared Swaps 35
Net payments (receipts) of variation margin to date (100)
Variation margin receivable (payable) on centrally cleared swaps $ (65)
** Includes interest purchased or sold but not yet collected of $1.

T. ROWE PRICE QM U.S. Bond Index Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 494 U.S. Treasury Notes five year contracts 12/24 52,974 $ (1,278)
Long, 539 U.S. Treasury Notes two year contracts 12/24 111,005 (1,340)
Short, 166 Ultra U.S. Treasury Notes ten year
contracts 12/24 (18,883) 1,013
Net payments (receipts) of variation margin to date 1,529
Variation margin receivable (payable) on open futures contracts $ (76)

T. ROWE PRICE QM U.S. Bond Index Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.86% $ — $ — $ 2,256++
Totals $ —# $ — $ 2,256+
Supplementary Investment Schedule
Affiliate
Value
10/31/23
Purchase
Cost
Sales
Cost
Value
10/31/24
T. Rowe Price Government
Reserve Fund, 4.86% $ 45,362  ¤  ¤ $ 76,864
Total $ 76,864^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,256 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $76,864.

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $1,731,859) $ 1,639,420
Interest receivable 13,377
Receivable for investment securities sold 4,188
Cash 3,350
Receivable for shares sold 699
Other assets 59
Total assets 1,661,093
Liabilities
Payable for investment securities purchased 56,697
Obligation to return securities lending collateral 11,776
Payable for shares redeemed 1,234
Due to affiliates 94
Investment management fees payable 93
Variation margin payable on futures contracts 76
Variation margin payable on centrally cleared swaps 65
Other liabilities 613
Total liabilities 70,648
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 1,590,445

T. ROWE PRICE QM U.S. Bond Index Fund
October 31, 2024
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (187,808)
Paid-in capital applicable to 165,608,605 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 1,778,253
NET ASSETS $ 1,590,445
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $597,475; Shares outstanding: 62,231,529) $ 9.60
I Class
(Net assets: $787,440; Shares outstanding: 81,966,266) $ 9.61
Z Class
(Net assets: $205,530; Shares outstanding: 21,410,810) $ 9.60

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
Year
Ended
10/31/24
Investment Income (Loss)
Income
.
  Interest $ 55,769
Dividend 2,256
Securities lending 86
Other 5
Total income 58,116
Expenses
Investment management 963
Shareholder servicing
Investor Class $ 1,069
I Class 185 1,254
Prospectus and shareholder reports
Investor Class 41
I Class 5
Z Class 1 47
Custody and accounting 250
Registration 89
Legal and audit 43
Directors 4
Miscellaneous 16
Waived / paid by Price Associates (401)
Total expenses 2,265
Net investment income 55,851

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/24
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (14,298)
Futures 1,210
Swaps 417
Net realized loss (12,671)
Change in net unrealized gain / loss
Securities 86,859
Futures (23)
Swaps 35
Change in net unrealized gain / loss 86,871
Net realized and unrealized gain / loss 74,200
INCREASE IN NET ASSETS FROM OPERATIONS $ 130,051

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income $ 55,851 $ 43,301
Net realized loss (12,671) (26,656)
Change in net unrealized gain / loss 86,871 (16,297)
Increase in net assets from operations 130,051 348
Distributions to shareholders
Net earnings
Investor Class (23,773) (22,099)
I Class (26,636) (19,244)
Z Class (5,834) (1,893)
Decrease in net assets from distributions (56,243) (43,236)
Capital share transactions
*
Shares sold
Investor Class 172,392 287,906
I Class 341,331 91,406
Z Class 132,492 63,377
Distributions reinvested
Investor Class 22,969 21,207
I Class 23,570 17,546
Z Class 5,834 1,893
Shares redeemed
Investor Class (207,123) (265,023)
I Class (125,411) (86,438)
Z Class (17,176) (6,988)
Increase in net assets from capital share
transactions 348,878 124,886

T. ROWE PRICE QM U.S. Bond Index Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/24 10/31/23
Net Assets
Increase during period 422,686 81,998
Beginning of period 1,167,759 1,085,761
End of period $ 1,590,445 $ 1,167,759
*Share information (000s)
Shares sold
Investor Class 17,992 30,366
I Class 35,611 9,573
Z Class 13,809 6,644
Distributions reinvested
Investor Class 2,396 2,222
I Class 2,454 1,837
Z Class 608 200
Shares redeemed
Investor Class (21,695) (28,137)
I Class (13,085) (9,043)
Z Class (1,789) (732)
Increase in shares outstanding 36,301 12,930

T. ROWE PRICE QM U.S. Bond Index Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price QM U.S. Bond Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide a total return that matches or incrementally exceeds the performance of the U.S. investment-
grade bond market. The fund has three classes of shares: the QM U.S. Bond
Index Fund (Investor Class), the QM U.S. Bond Index Fund–I Class (I Class)
and the QM U.S. Bond Index Fund–Z Class (Z Class). I Class shares require a
$500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by T. Rowe
Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE QM U.S. Bond Index Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In November 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-07, Segment Reporting (Topic 280) –
Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the ASU clarifies that a public entity with a single reportable segment provide all disclosures required by the ASU and all existing segment disclosures in Topic 280. The amendments under this ASU are effective for fiscal years beginning after December 15, 2023. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.

T. ROWE PRICE QM U.S. Bond Index Fund

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed

T. ROWE PRICE QM U.S. Bond Index Fund

using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree

T. ROWE PRICE QM U.S. Bond Index Fund

of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2024
(for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,470,449 $ — $ 1,470,449
Non-U.S. Government
Mortgage-Backed Securities — 90,167 1,940 92,107
Short-Term Investments 65,088 — — 65,088
Securities Lending Collateral 11,776 — — 11,776
Total Securities 76,864 1,560,616 1,940 1,639,420
Swaps* — 60 — 60
Futures Contracts* 1,013 — — 1,013
Total $ 77,877 $ 1,560,676 $ 1,940 $ 1,640,493
Liabilities
Swaps* $ — $ 25 $ — $ 25
Futures Contracts* 2,618 — — 2,618
Total $ 2,618 $ 25 $ — $ 2,643
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations
& Municipalities, Municipal Securities, U.S. Government & Agency Mortgage-Backed
Securities and U.S. Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended October 31, 2024, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
October 31, 2024, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:

T. ROWE PRICE QM U.S. Bond Index Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended October 31, 2024, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 1,013
Credit derivatives Centrally Cleared Swaps 60
*
Total $ 1,073
*
Liabilities
Interest rate derivatives Futures $ 2,618
Credit derivatives Centrally Cleared Swaps 25
Total $ 2,643
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ 1,210 $ — $ 1,210
Credit derivatives — 417 417
Total $ 1,210 $ 417 $ 1,627

T. ROWE PRICE QM U.S. Bond Index Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of October 31, 2024, securities valued at $3,540,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; as a cash management tool; or to adjust portfolio duration. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (23) $ — $ (23)
Credit derivatives — 35 35
Total $ (23) $ 35 $ 12

T. ROWE PRICE QM U.S. Bond Index Fund

invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms.
Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying
Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/
or interest rates, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2024, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 6% and
11% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse
(centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments

T. ROWE PRICE QM U.S. Bond Index Fund

are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of October 31, 2024, the notional amount of protection sold by the fund totaled $111,200,000 (7.0% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the year ended October 31, 2024, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 0% and
8% of net assets.

T. ROWE PRICE QM U.S. Bond Index Fund

NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations  The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage
Obligations  The fund enters into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade

T. ROWE PRICE QM U.S. Bond Index Fund

date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted “good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities.
To mitigate counterparty risk, the fund has entered into Master Securities
Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively, MSFTA
Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated
MSFTA Transactions and collateral received, if any, from such counterparty. As of October 31, 2024, securities valued at $504,000 had been posted by the fund to counterparties for MSFTA Transactions. No collateral was pledged by counterparties to the fund for MSFTA Transactions as of October 31, 2024.
Dollar Rolls   The fund enters into dollar roll transactions, pursuant to which it sells a mortgage-backed TBA or security and simultaneously agrees to purchase a similar, but not identical, TBA with the same issuer, rate, and terms on a later date at a set price from the same counterparty. The fund may execute a “roll” to obtain better underlying mortgage securities or to enhance returns.
While the fund may enter into dollar roll transactions with the intention of taking possession of the underlying mortgage securities, it may also close a contract prior to settlement or “roll” settlement to a later date if deemed to be in the best interest of shareholders. Actual mortgages received by the fund may be less favorable than those anticipated. The fund accounts for dollar roll transactions as purchases and sales, which has the effect of increasing its portfolio turnover rate.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not

T. ROWE PRICE QM U.S. Bond Index Fund

less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2024, the value of loaned securities was $11,514,000; the value of cash collateral and related investments was $11,776,000.
Other Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term and U.S. government securities aggregated $252,461,000 and $126,779,000, respectively, for the year ended
October 31, 2024. Purchases and sales of U.S. government securities aggregated $1,143,964,000 and $936,026,000, respectively, for the year ended
October 31, 2024.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE QM U.S. Bond Index Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2024, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2024, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on certain open derivative
($000s)
October 31,
2024
October 31,
2023
Ordinary income (including short-term capital
gains, if any) $ 56,243 $ 43,236
($000s)
Cost of investments $ 1,737,014
Unrealized appreciation $ 5,985
Unrealized depreciation (101,106)
Net unrealized appreciation (depreciation) $ (95,121)
($000s)
Overdistributed ordinary income $ (156)
Net unrealized appreciation (depreciation) (95,121)
Loss carryforwards and deferrals (92,531)
Total distributable earnings (loss) $ (187,808)

T. ROWE PRICE QM U.S. Bond Index Fund

contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee equal to 0.07% of the fund’s average daily net assets. The fee is computed daily and paid monthly.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment

T. ROWE PRICE QM U.S. Bond Index Fund

is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
In addition, the fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses
(excluding interest; expenses related to borrowings, taxes, and brokerage; non-
recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.30%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver. No management fees were waived or any expenses paid under this arrangement for the year ended October 31, 2024.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended October 31, 2024 as indicated in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $628,000 remain subject to repayment by the fund at October 31, 2024. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE QM U.S. Bond Index Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the year ended October 31, 2024, expenses incurred pursuant to these service agreements were $117,000 for
Price Associates; $573,000 for T. Rowe Price Services, Inc.; and $80,000 for
T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from
Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2024, the fund was charged $56,000 for shareholder servicing costs related to the college savings plans, which is net of a reimbursement by Price of $30,000. All amounts due to and due from Price, exclusive of investment management fees payable, are
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.25% 0.05% 0.00%
Expense limitation date 12/31/26 12/31/26 N/A
(Waived)/repaid during the period ($000s) $(210) $(55) $(136)

T. ROWE PRICE QM U.S. Bond Index Fund

presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2024, approximately 18% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2024, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and

T. ROWE PRICE QM U.S. Bond Index Fund

disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE QM U.S. Bond Index Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors and Shareholders of T. Rowe Price QM U.S.
Bond Index Fund, Inc.
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price QM U.S. Bond Index Fund, Inc.
(the "Fund") as of October 31, 2024, the related statement of operations for the year ended October 31, 2024, the statement of changes in net assets for each of the two years in the period ended October 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the
Fund as of October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2024 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE QM U.S. Bond Index Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2024
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE QM U.S. Bond Index Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/24
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For shareholders subject to interest expense deduction limitation under Section
163(j), $51,672,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F134-050 12/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price QM U.S. Bond Index Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2024